GEOGRAPHICAL SALES AND SEGMENTS	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
GEOGRAPHICAL SALES AND SEGMENTS
NOTE 17 – GEOGRAPHICAL SALES AND SEGMENTS

Our management does not capture financial information or utilize operating segments to make decisions about the business. Management believes that it operates in one business segment. However, our management does rely on sales by geographical area as useful information in managing the business.

Information for the Company’s sales by geographical area for the years ended December 31, 2018, 2017 and 2016 are as follows:

	Year Ended December 31,
	2018	2017	2016

Domestic Sales	$131,642,673	$126,930,386	$112,119,286
International Sales	4,462,194	5,445,529	4,909,868
	$136,104,867	$132,375,915	$117,029,154